Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Operating Revenue by Source of Revenue Stream
The following table compares our operating revenues by the source of revenue stream for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
		(in thousands)
Operating revenues:
Time charters	$177,762	$190,420	$245,645
Voyage charters	141,903	162,502	159,701
Time charters from Luna Pool collaborative arrangements	606	1,283	—
Voyage charters from Luna Pool collaborative arrangements	12,224	25,272	22,101
Operating revenues from Unigas Pool	—	27,004	46,345

Total operating revenues	$332,495	$406,481	$473,792

Committed Time Charter Income	The estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each December 31, is as follows:

(in thousands)
2023:	$194,251
2024:	$70,022
2025:	$64,855
2026:	$34,430
2027 onwards:	$3,262